Organization and Principal Activities - Additional Information (Detail) - CNY (¥) ¥ in Millions			1 Months Ended
	Nov. 28, 2017	Nov. 27, 2017	Oct. 31, 2017
China Structural Reform Fund Corporation [member]
Line items representing organization and principal activities [Line Items]
Cash consideration			¥ 12,975
China United Network Communication Limited (A Share Company) [member]
Line items representing organization and principal activities [Line Items]
Cash consideration			¥ 61,725
China Unicom (BVI) Limited [member]
Line items representing organization and principal activities [Line Items]
Cash consideration	¥ 74,954
Shares issued	6,651,043,262
Owned interest	53.52%	40.61%